OTHER PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities, Current [Abstract]
Schedule of Other Payable and Accrued Expenses
	December 31,
	2020	2019

Accrued payroll including amounts due to government authorities	994	968
Provision for vacation and other employee benefits	1,872	1,524
Accrued expenses	441	378
Provision for contingent liabilities (Note 12c)	117	42
Other liabilities	407	206

	3,831	3,118